Remediation of Material Weakness in Internal Control over Financial Reporting.  Following the identification and review of the material weakness described in the independent public accountant’s report on internal control, current management has developed a plan to remediate the material weakness.  Current management will enhance the design and effectiveness of controls and procedures related to valuation of municipal bonds involving documentation, fair value reporting and oversight of third-party service providers.